Stockholders' Equity - Additional Information (Detail) - USD ($)			1 Months Ended				6 Months Ended	12 Months Ended
	Jan. 12, 2016	Jun. 02, 2008	Sep. 30, 2015	Jan. 31, 2015	Oct. 30, 2013	Oct. 29, 2013	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2010	Dec. 31, 2014	Oct. 31, 2014
Stockholders Equity Note [Line Items]
Common stock, shares issued							41,562,613	20,408,616				20,408,616
Common stock, shares outstanding							41,562,613	20,408,616				20,408,616
Derivative liabilities							$ 4,530,911	$ 4,750,687				$ 6,671,524
Sale Of Stock Units					41,833	12,826,752
Stock Units Issued Related Cost						$ 760,000
Gross Proceeds From Issuance Of Units						$ 30,840,000
Potential Additional Equity Financing										$ 12,000,000
Shares Of Common Stock Reserved For Issuance Upon The Exercise Of Outstanding Options And Warrants							58,076,108	35,018,338
Stock Issued During Period Shares New Issues	21,153,997
Future Issuance of Equity and Debt Security Term								18 months
Debt Conversion, Converted Instrument, Amount	$ 2,100,000
Debt Conversion, Converted Instrument, Shares Issued		1,962,338
6% Notes
Stockholders Equity Note [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	6.00%
8% Senior Convertible Debentures
Stockholders Equity Note [Line Items]
Debt Instrument, Interest Rate, Stated Percentage										8.00%
Stock Purchase Agreement [Member]
Stockholders Equity Note [Line Items]
Proceeds from the issuance of stock, warrants, or units	$ 7,400,000
Shares Issued, Price Per Share	$ 0.35
Debt Conversion, Converted Instrument, Amount	$ 2,100,000
Debt Conversion, Converted Instrument, Shares Issued	6,081,858
Maxim Group Llc
Stockholders Equity Note [Line Items]
Common stock, shares issued										7,500
Number of securities called by warrants										283,750
Class of Warrant or Right, Exercise Price of Warrants or Rights										$ 2.64
Warrant Term										5 years
Derivative liabilities							$ 0	$ 0				100,000
Placement Fee Paid										$ 1,035,000
Convertible Notes, Accrued Interest [Member]
Stockholders Equity Note [Line Items]
Debt Conversion, Converted Instrument, Amount	$ 28,652
Class A Warrants
Stockholders Equity Note [Line Items]
Number of securities called by warrants											152,740
Class Of Warrant Or Right Initial Exercise Price Of Warrants Or Rights											$ 8.00
Number Of Warrants Expired Unexercised									152,740
Class B Warrants
Stockholders Equity Note [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights											$ 3.55
Warrant Term											5 years
Derivative liabilities								0				0
Class Of Warrant Or Right Initial Exercise Price Of Warrants Or Rights											$ 9.20
Number Of Warrants Expired Unexercised			801,885
Series A Warrant
Stockholders Equity Note [Line Items]
Number of securities called by warrants							18,207,273		10,317,464	6,190,500
Class of Warrant or Right, Exercise Price of Warrants or Rights							$ 1.36		$ 2.40	$ 4.00
Warrant Term										5 years
Series B Warrant
Stockholders Equity Note [Line Items]
Number of securities called by warrants										6,190,500
Class of Warrant or Right, Exercise Price of Warrants or Rights										$ 2.40
Number Of Warrants Expired Unexercised				6,190,500
Series C Warrant
Stockholders Equity Note [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights						$ 0.01
Warrant Term						5 years			5 years
Series D Warrant
Stockholders Equity Note [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights						$ 4.00			$ 4.00
Warrant Term						5 years			5 years
Derivative liabilities							$ 3,000,000	3,000,000
Series E Warrant
Stockholders Equity Note [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights									$ 2.40
Number Of Warrants Expired Unexercised				12,868,585
Series A and B Warrants
Stockholders Equity Note [Line Items]
Derivative liabilities							$ 1,600,000	1,800,000
Securities Purchase and Registration Rights Agreement | Series C Warrant
Stockholders Equity Note [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights									$ 0.01
Securities Purchase and Registration Rights Agreement | Series E Warrant
Stockholders Equity Note [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights													$ 2.40
Common Stock
Stockholders Equity Note [Line Items]
Sale Of Stock Units						12,868,585
Series D Warrants and Series E Warrants
Stockholders Equity Note [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights						$ 2.40
Derivative liabilities								3,000,000				3,000,000
Stock Issued During Period, Shares, Conversion of Units						8,413,354
Series C Warrants, Series D Warrants and Series E Warrants
Stockholders Equity Note [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights						$ 2.39
Sale Of Stock Units						4,455,231
Series A and B Warrants
Stockholders Equity Note [Line Items]
Derivative liabilities								$ 1,800,000				$ 3,500,000
Maximum
Stockholders Equity Note [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights							$ 2.14
Maximum | Series D Warrant
Stockholders Equity Note [Line Items]
Number of securities called by warrants							24,053,398
Minimum [Member] | Series D Warrant
Stockholders Equity Note [Line Items]
Number of securities called by warrants							12,868,585
Class of Warrant or Right, Exercise Price of Warrants or Rights							$ 4.00